Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials, including parts and subassemblies	$ 370.5	$ 369.2
Work-in-process	47.6	58.1
Finished goods	71.4	83.4
Inventories, gross	489.5	510.7
Excess of LIFO costs over FIFO costs	13.0	13.2
Inventories	502.5	523.9
FIFO Inventories	$ 371.3	$ 390.8
Percentage of FIFO inventory	74.00%	75.00%
LIFO Inventories	$ 131.2	$ 133.1
Percentage of LIFO inventory	26.00%	25.00%